UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Suncoast Equity Management, Inc.
Address: 5550 W. Executive Dr., Suite 320

         Tampa, FL 33609

13F File Number:  028-11066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald R. Jowdy
Title:     Director Of Operations
Phone:     (813)-963-0502

Signature, Place, and Date of Signing:

     /s/  Donald R. Jowdy     Tampa, FL     February 20, 2013



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $83,216 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   COM              002824100     3458    70495 SH       SOLE                    70495
ACCENTURE LTD                  COM              G1151C101     5502   100090 SH       SOLE                   100090
ALTRIA GROUP INC               COM              02209S103      570    21900 SH       SOLE                    21900
AMERISOURCEBERGEN CORP         COM              03073E105      391     9895 SH       SOLE                     9895
APPLE INC COM                  COM              037833100     5378    15432 SH       SOLE                    15432
AUTOMATIC DATA PROCESSING      COM              053015103      349     6810 SH       SOLE                     6810
BECTON DICKINSON               COM              075887109     2528    31750 SH       SOLE                    31750
BERKSHIRE HATHAWAY 'B'         COM              084670702     5639    67430 SH       SOLE                    67430
CHECK POINT                    COM              M22465104     5911   115785 SH       SOLE                   115785
COCA-COLA                      COM              191216100      379     5715 SH       SOLE                     5715
COLGATE-PALMOLIVE              COM              194162103      265     3285 SH       SOLE                     3285
EXPEDIA INC                    COM              30212P105     1983    87510 SH       SOLE                    87510
EXXON MOBIL CORP               COM              30231G102      303     3600 SH       SOLE                     3600
FRANKLIN RES INC               COM              354613101      215     1715 SH       SOLE                     1715
GENERAL DYNAMICS               COM              369550108     3708    48430 SH       SOLE                    48430
GILEAD SCIENCES                COM              375558103     2565    60395 SH       SOLE                    60395
GOOGLE INC CL A                COM              38259P508     4578     7802 SH       SOLE                     7802
GRAINGER WW                    COM              384802104     2200    15976 SH       SOLE                    15976
HARRIS CORP                    COM              413875105     4492    90570 SH       SOLE                    90570
HEWLETT PACKARD                COM              428236103     4422   107923 SH       SOLE                   107923
HILL ROM HLDGS                 COM              431475102     1752    46140 SH       SOLE                    46140
HOME DEPOT                     COM              437076102      262     7081 SH       SOLE                     7081
INTEL CORP.                    COM              458140100      200     9920 SH       SOLE                     9920
INTL BUS. MACHINES             COM              459200101      408     2500 SH       SOLE                     2500
JOHNSON CONTROLS               COM              478366107      208     5000 SH       SOLE                     5000
KRAFT FOODS                    COM              50075N104      692    22080 SH       SOLE                    22080
MCKESSON CORP                  COM              58155Q103     3896    49280 SH       SOLE                    49280
MICROSOFT                      COM              594918104     4437   174745 SH       SOLE                   174745
NIKE INC CLASS B               COM              654106103     2826    37325 SH       SOLE                    37325
PEPSICO INC.                   COM              713448108     3135    48665 SH       SOLE                    48665
PHILIP MORRIS INTL             COM              718172109     1437    21900 SH       SOLE                    21900
PROCTER & GAMBLE               COM              742718109      240     3897 SH       SOLE                     3897
QUALCOMM                       COM              747525103     2482    45260 SH       SOLE                    45260
T ROWE PRICE INC               COM              74144T108      213     3200 SH       SOLE                     3200
TEX INSTRUMENTS INC            COM              882508104      249     7200 SH       SOLE                     7200
TOTAL SYSTEM SERVICES          COM              891906109      361    20060 SH       SOLE                    20060
VARIAN MED SYS                 COM              92220P105     1992    29455 SH       SOLE                    29455
VISA INC                       COM              92826C839     3271    44435 SH       SOLE                    44435
WAL-MART STORES                COM              931142103      310     5948 SH       SOLE                     5948
WIKI GROUP INC COM             COM              967734302       10    30000 SH       SOLE                    30000